Performance Based Share Units (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		12 Months Ended			36 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Based Compensation, Performance Based Units, vesting percentage based on relative total shareholder return, low end			0.00%		0.00%
Stock Based Compensation, Performance Based Units, vesting percentage based on relative total shareholder return, high end			150.00%		150.00%
Stock Based Compensation, Performance Based Units, vesting percentage based on relative total shareholder return, actual						56.00%
Stock Based Compensation, Performance Based Units, vesting percentage based on total shareholder return, low end					0.00%
Stock Based Compensation, Performance Based Units, vesting based on total shreholder return, high end					100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 84.58	$ 74.55	$ 47.16
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period, Weighted Average Grant Date Fair Value			52.49	44.88	55.60
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 51.20		$ 54.64	$ 48.26	$ 51.20	$ 54.64	$ 57.92
Two Thousand Ten Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense			$ 16			$ 16
Performance Shares [Member] | Two Thousand Ten Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	1,123,000	188,000	30,000		1,311,000
Unrecognized compensation expense			$ 14			$ 14
Expected volatility			39.60%		33.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			0.79%		0.13%
Expected dividend yield			0.00%		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 90.45		$ 33.85
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period			(25,000)	(265,000)	(57,000)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period, Weighted Average Grant Date Fair Value			$ 35.92	$ 32.33	$ 45.57
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	1,254,000		994,000	989,000	1,254,000	994,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 33.32		$ 35.25	$ 33.59	$ 33.32	$ 35.25
Performance Based Units Equity Award [Member] | Two Thousand Ten Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense			$ 9			$ 9
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition			11 months 2 days
Performance Based Units Liability Award [Domain] | Two Thousand Ten Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense			$ 5			5
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition			1 year 1 month 19 days
Employee Benefits [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Compensation Arrangement with Individual, Recorded Liability			$ 9	$ 5		9
Accrued Employee Liabilities [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Compensation Arrangement with Individual, Recorded Liability			$ 2	$ 0		$ 2